Condensed Consolidated Interim Statement of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Net loss	$ (47,117)	$ (64,374)	$ (106,543)	$ (81,035)
Other comprehensive income (loss)
Remeasurement of defined benefit pension liability	0	3,618	0	3,618
Total items that will not be reclassified to profit and loss	0	3,618	0	3,618
Items that may be reclassified to profit and loss
Currency translation differences	169	(383)	310	(541)
Share of other comprehensive loss in joint venture	(444)	0	(700)	0
Total items that may be reclassified to profit and loss	(275)	(383)	(390)	(541)
Other comprehensive (loss) income for the period	(275)	3,235	(390)	3,077
Total comprehensive loss for the period	(47,392)	(61,139)	(106,933)	(77,958)
Total comprehensive loss attributable to:
Owners of the parent	$ (47,392)	$ (61,139)	$ (106,933)	$ (77,958)